Current and Deferred Taxes (Details) - Summary of the Deferred Taxes and Current Taxes in Financial Statements - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current and Deferred Taxes [Abstract]
Deferred taxes	$ 532,754	$ 553,475
Reclassifying (netting)	(171,498)	(214,389)
Total deferred tax assets	361,256	339,086
Deferred tax liabilities before reclassifying	(172,174)	(217,936)
Reclassifying (netting)	171,498	214,389
Deferred tax liabilities after reclassifying	(676)	(3,547)
Current tax asset before reclassifying	194,118	93,605
Reclassifying (netting)	(194,058)	(93,459)
Current tax asset after reclassifying	60	146
Current tax liabilities before reclassifying	(242,606)	(257,337)
Reclassifying (netting)	194,058	93,459
Current taxes	$ (48,548)	$ (163,878)